Note 13 - Operating Lease Right-of-use Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Lessee, Operating Leases [Text Block]

13. Operating lease Right-of-Use Assets and Liabilities:

During the year ended December 31, 2024, CBI chartered-in 89 third-party vessels on short/medium/long-term time charters. The carrying value of the operating lease liabilities recognized in connection with the time charter-in vessel arrangements as of December 31, 2024 amounted to $292,596. To determine the operating lease liability at each lease commencement, the Company used incremental borrowing rates since the rates implicit in each lease were not readily determinable. For the operating charter-in arrangements that commenced during the year ended December 31, 2024, the Company used incremental borrowing rates ranging between 5.49% and 6.38% and the respective weighted average remaining lease term as of December 31, 2024 was 1.41 years. The payments required to be made after December 31, 2024 for the outstanding operating lease liabilities of the time charter-in vessel agreements with an initial term exceeding 12 months, recognized on the balance sheet, are as follows:

12-month period ending December 31,	Amount
2025	$218,690
2026	98,693
2027	384
Total	$317,767
Discount based on incremental borrowing rate	(25,171)
Operating lease liabilities, including current portion	$292,596